Supplement, dated August 11, 2003
                  to the Prospectuses, dated April 21, 2003 of
                     Seligman Portfolios, Inc. (the "Fund")
                                on behalf of its:
                           Seligman Capital Portfolio
                         Seligman Common Stock Portfolio
                Seligman Communications and Information Portfolio
                           Seligman Frontier Portfolio
                        Seligman Global Growth Portfolio
                   Seligman Global Smaller Companies Portfolio
                      Seligman Global Technology Portfolio
                       Seligman High-Yield Bond Portfolio
                      Seligman Income and Growth Portfolio
                     Seligman International Growth Portfolio
                       Seligman Large-Cap Growth Portfolio
                       Seligman Large-Cap Value Portfolio
                       Seligman Small-Cap Value Portfolio
                        (collectively, the "Portfolios")

      Effective August 11, 2003, J. & W. Seligman & Co. Incorporated, the investment manager of the Portfolios, has modified or eliminated its voluntary undertaking to reimburse "other expenses" of the Portfolios (i.e. those expenses other than management and 12b-1 fees) that exceed certain limits as follows:

                                       Previous Expense Cap               New Expense Cap(1)
                                  (% per annum of the Portfolio's   (% per annum of the Portfolio's
      Name of Portfolio              average daily net assets)         average daily net assets)
      -----------------              -------------------------         -------------------------
Capital                                         0.40                              None

Common Stock                                    0.40                              None

Communications and Information                  0.40                              None

Frontier                                        0.75                              None

Global Growth                                   0.40                              0.75

Global Smaller Companies                        0.40                              1.00

Global Technology                               0.40                              0.90

High-Yield Bond                                 0.50                              None

Income and Growth                               0.55                              0.75

International Growth                            0.40                              1.00

Large-Cap Growth                                0.45                              None

Large-Cap Value                                 0.40                              None

Small-Cap Value                                 0.20                              None

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(1)   Management fees and 12b-1 fees will continue to be excluded for purposes of applying the expense cap.